July 20, 1999

Dear Policy Holder:

During the first half of 1999, investors started paying closer attention to less-expensive international stocks. As countries like Brazil and Japan showed signs of turning the corner, the dominance of growth investments began to wane, benefiting many value stocks. Regardless, international and global equity investments delivered positive returns for the first six months of fiscal 1999.

                                                              Six-Month Returns
                                                             Ended June 30, 1999
Standard & Poor's 500 Index                                       +12.38%
Morgan Stanley Europe, Australia, Far East (EAFE) Index            +4.11%
Morgan Stanley World Index                                         +8.69%

Performance quoted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. Past performance does not guarantee future results. The indexes are unmanaged and assume no management fees or expenses. The Standard & Poor's 500 Index is composed of 500 large U.S. company stocks, while the Morgan Stanley EAFE Index consists of international equity stocks. The unmanaged Morgan Stanley World Index includes U.S. market performance as well as international equity performance. All returns stated in U.S. dollars. A direct investment in an unmanaged index is not possible.

   The United States' Dow Jones Industrial Average closed above both the 10,000 and 11,000 marks for the first time during the first six months of our fiscal year. While many on Wall Street heralded these milestones, it is important to recognize that large "blue chip" companies primarily drove the run-up of these indexes, while medium size and smaller stocks have remained on the sidelines. Key factors, however, that led to the narrow market of the last three to four years appeared to be changing. We believe this change has been spurred by improved international economic growth. Anecdotal evidence and official government statistics from virtually all corners of the globe point to economic recovery.

   Growing investor confidence in the recovery of many worldwide economies boosted the performance of foreign commodity issues, including oil, utility and paper companies. Rising demand from recovering world markets and the intervention of OPEC, an intergovernmental organization working to bring stability to the petroleum market, contributed to higher oil prices.

   During the first quarter of '99, Japan's economy, the world's second largest, grew 1.9%, reversing a trend of five consecutive quarters of contraction (source: Bloomberg). Despite this encouraging news, we still believe the road to economic recovery in Japan will be long and difficult. We will continue to monitor the progress of economic recovery in Japan, while searching for select companies that we think offer reasonably priced stocks.

   In the coming months, we believe the international market will be relatively more stable. The United Kingdom, in our opinion, offers significant promise for investors, although we believe that the Sterling, the country's currency, is slightly overvalued. We also continue to see value in Australia and New Zealand, which have benefited from growing investor interest in commodity-based stocks.

   After a tumultuous period like we have encountered recently, it is important to remember that your annuity is a long-term investment that requires patience and a long-term perspective. If your annuity is well diversified among a variety of asset classes, you should be well positioned for whatever opportunities the international market brings for the remainder of the year. We thank you for your confidence in Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                         /s/ David K. Downes
---------------------------                ------------------------------------
Wayne A. Stork                             David K. Downes
Director of the Fund                       President and Chief Executive Officer
Chairman, Delaware Investments             Delaware Investments Family of Funds
 Family of Funds

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                      Number           Market
                                                     of Shares          Value
                                                                       (U.S.$)
COMMON STOCK-82.60%
Argentina-1.97%
Central Puerto Class B .....................            41,000        $   93,493
Transportadora de Gas del sur Class B ......            44,500            82,781
                                                                      ----------
                                                                         176,274
                                                                      ----------
Brazil-19.06%
Aracruz Celulose ...........................             8,100           178,200
Brasmotor ..................................         1,073,000            81,741
Centrais Electricas de Santa
   Catarina GDR ............................               600            22,674
Centrais Eletricas de Santa Catarina .......           198,000            75,418
Companhia Energetica de Minas
   Gerais ADR ..............................         2,700,000            56,794
Companhia Energetica de Minas
   Gerais ADR ..............................             3,937            82,162
Companhia Paranaense de Energia ............            22,092           185,021
Elevadores Atlas ...........................             7,500           107,447
Gerdau Metalurgica .........................         8,000,000           241,046
Petroleo Brasileiro-Petrobras ..............         1,100,000           170,722
Renner Participacoes .......................           870,000               940
Rossi Residential ..........................             4,500             5,330
Telecomunicacoes de Minas Gerais ...........         4,820,000           120,294
Telecomunicacoes do Parana .................           900,000           160,659
Uniao de Bancos Brasileiros ................         8,000,000           136,441
Usinas Siderurgicas de Minas Gerais ........            20,500            69,926
Usinas Siderurgicas de Minas
   Gerais ADR ..............................             3,734            12,637
                                                                      ----------
                                                                       1,707,452
                                                                      ----------
Chile-3.27%
Administradora de Fondos de Pensiones
   Provida .................................             9,000           198,000
Empresa Nacional Electricidad S.A. ADR .....             7,800            94,575
                                                                      ----------
                                                                         292,575
                                                                      ----------
Croatia-1.08%
Zagrebacka Banka GDR .......................             9,540            97,070
                                                                      ----------
                                                                          97,070
                                                                      ----------
Egypt-0.93%
Paints & Chemical Industries GDR ...........            12,825            83,042
                                                                      ----------
                                                                          83,042
                                                                      ----------
Estonia-1.36%
Eesti Uhispank .............................            15,554            79,714
Eesti Telekom GDR ..........................             2,112            41,923
                                                                      ----------
                                                                         121,637
                                                                      ----------
Hong Kong-7.40%
First Tractor ..............................           317,000            93,972
Guangdong Kelon Electric Holding ...........           168,000           195,961
Guangshen Railway ..........................           774,000           118,713
Hengan International Group .................           210,000           106,236
Shenzhen Expressway ........................           701,300           148,238
                                                                      ----------
                                                                         663,120
                                                                      ----------
Hungary-1.95%
Gedeon Richter GDR .........................             4,000           175,000
                                                                      ----------
                                                                         175,000
                                                                      ----------
India-4.13%
India Fund, (The) ..........................            15,700           156,019
Larsen & Toubro GDR ........................             7,750           119,350
Mahanagar Telephone GDR ....................             9,300            94,395
                                                                      ----------
                                                                         369,764
                                                                      ----------

                                                      Number           Market
                                                     of Shares          Value
                                                                       (U.S.$)
COMMON STOCK (Continued)
Indonesia-0.08%
PT United Tractors .........................            15,500        $    6,863
                                                                      ----------
                                                                           6,863
                                                                      ----------
Israel-3.57%
Bank Hapoalim ..............................            73,200           187,980
ECI Telecommunications .....................             4,000           132,125
                                                                      ----------
                                                                         320,105
                                                                      ----------
Malaysia-5.87%
Leader Universal Holdings ..................           139,000            58,161
Petronas Dagangan ..........................           136,000           148,884
Public Finance .............................            17,000            17,895
Resorts World ..............................            72,000           169,579
Sime Darby .................................           100,000           131,053
                                                                      ----------
                                                                         525,572
                                                                      ----------
Mexico-5.45%
Alfa de C.V. Class A .......................            34,800           145,201
Cemex de C.V. Class B ......................            42,000           209,038
Grupo Minsa ADR ............................             2,400             6,900
Grupo Minsa C Shares .......................           103,096            31,864
Vitro ADR ..................................            18,600            95,325
                                                                      ----------
                                                                         488,328
                                                                      ----------
Peru-1.28%
Banco de Credito del Peru ..................            64,101            42,330
Telefonica del Peru ADR ....................             4,800            72,600
                                                                      ----------
                                                                         114,930
                                                                      ----------
Portugal-1.12%
Creditcorp Limited .........................             9,100           100,100
                                                                      ----------
                                                                         100,100
                                                                      ----------
Romania-0.41%
Banco Turco Romana GDR .....................             6,700            36,683
                                                                      ----------
                                                                          36,683
                                                                      ----------
Russia-1.82%
Gazprom ADR ................................             1,900            21,375
Gazprom ADR ................................             5,400            60,750
Lukoil Holding ADR .........................             1,400            55,426
Mosenergo ADR ..............................             5,700            25,536
                                                                      ----------
                                                                         163,087
                                                                      ----------
Slovenia-0.24%
Blagovno Trgovinski Center GDR .............             1,925            12,272
SKB Banka GDR ..............................               800             9,800
                                                                      ----------
                                                                          22,072
                                                                      ----------
South Africa-9.79%
Amalgamated Banks of South Africa ..........            28,479           161,656
Edgars Consolidated Stores .................             3,778            29,452
Iscor ......................................           699,000           219,590
Sanlam Limited .............................            81,772            97,182
Sappi Limited ..............................            21,500           157,956
Sasol Limited ..............................            29,500           211,091
                                                                      ----------
                                                                         876,927
                                                                      ----------
South Korea-2.46%
Pohang Iron & Steel ADR ....................             4,780           160,728
Pohang Iron & Steel ........................               500            59,475
                                                                      ----------
                                                                         220,203
                                                                      ----------
Taiwan-0.80%
Yageo GDR ..................................            14,760            71,955
                                                                      ----------
                                                                          71,955
                                                                      ----------



                                                              Emerging Markets-1

Emerging Markets Series
Statement of Net Assets (Continued)


                                                      Number           Market
                                                     of Shares          Value
                                                                       (U.S.$)
 COMMON STOCK (Continued)
 Thailand-5.06%
 Bangkok Bank ..............................            51,600        $  193,264
 Hana Microelectronics .....................            48,300           145,510
 Thai Reinsurance ..........................            60,000           113,991
                                                                      ----------
                                                                         452,765
                                                                      ----------
 Turkey-2.24%
 Efes Sinai Yatirim ADR ....................            32,150            29,739
 Efes Sinai Yatirim Holding ................        10,228,660            94,544
 Koc Holdings ..............................         1,211,200            76,069
                                                                      ----------
                                                                         200,352
                                                                      ----------
 United Kingdom-1.26%
 Anglo American ............................             2,400           112,495
                                                                      ----------
                                                                         112,495
                                                                      ----------
 Total Common Stock
  (cost $8,783,686) .........................                          7,398,371
                                                                      ----------

 WARRANTS
 Hong Kong-0.00%
*Guangdong Investments 7/99 ................             4,600                 6
                                                                      ----------
 Total Warrants (cost $0) ..................                                   6
                                                                      ----------

                                                       Principal         Market
                                                         Amount          Value

REPURCHASE AGREEMENTS-25.85%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $172,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $173,339 and $200,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $206,882 and $401,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $407,871) .........................      $768,000       $768,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $138,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $138,973 and $201,000 U. S. Treasury Notes
   6.25% due 8/31/02, market value $202,886 and
   $221,000 U.S. Treasury Notes 5.75%
   due 11/30/02, market value $230,192 and
   $200,000 U.S. Treasury Notes 5.50%
   due 1/31/03, market value $207,084) ............       764,000        764,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $189,000 U.S. Treasury Notes
   7.125% due 2/29/00, market value
   $196,283 and $201,000
   U.S. Treasury Notes 5.625% due 11/30/00,
   market value $201,745 and $402,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $401,899) .........................       783,000        783,000
                                                                      ----------
Total Repurchase Agreements
   (cost $2,315,000) ..............................                   $2,315,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-108.45% (cost $11,098,686) ................................        $ 9,713,377
                                                                                                    -----------

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(8.45%) ....................................           (756,897)
                                                                                                    -----------

NET ASSETS APPLICABLE TO 1,248,983 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $7.17 PER SHARE-100.00% ...................................................        $ 8,956,480
                                                                                                    ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
  50,000,000 shares allocated to the Series ................................................        $10,737,370
Undistributed net investment income** ......................................................             24,895
Accumulated net realized loss on investments ...............................................           (416,759)
Net unrealized depreciation of investments and foreign currencies ..........................         (1,389,026)
                                                                                                    -----------
Total net assets ...............................................................                    $ 8,956,480
                                                                                                    ===========

----------------
 * Non-income producing security for the period ended June 30, 1999.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions.

ADR-American Depository Receipt
GDR-Global Depository Receipt

                             See accompanying notes



                                                              Emerging Markets-2

Delaware Group Premium Fund, Inc.-
Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends ..................................................        $    91,185
Interest ...................................................             27,163
Foreign tax withheld .......................................             (2,995)
                                                                    -----------
                                                                        115,353
                                                                    -----------

Expenses:
Management fees ............................................             39,460
Accounting and administration ..............................              1,231
Custodian fees .............................................              4,560
Professional fees ..........................................                645
Reports and statements to shareholders .....................              1,976
Registration fees ..........................................                800
Taxes (other than taxes on income) .........................                128
Dividend disbursing and transfer agent
   fees and expenses .......................................                140
Directors' fees ............................................                269
Other ......................................................              2,291
                                                                    -----------
                                                                         51,500
                                                                    -----------

Less expenses absorbed or waived ...........................             (4,784)
Less expenses paid indirectly ..............................                (85)
                                                                    -----------
Total expenses .............................................             46,631
                                                                    -----------

NET INVESTMENT INCOME ......................................             68,722
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments transactions ................................           (189,159)
   Foreign currencies ......................................            (28,143)
                                                                    -----------
Net realized loss ..........................................           (217,302)
                                                                    -----------
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies ......          1,796,236
                                                                    -----------
Net realized and unrealized loss on investments
   and foreign currencies ..................................          1,578,934
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................        $ 1,647,656
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Emerging Markets Series
Statements of Changes in Net Assets

                                                   Six Months           Year
                                                 Ended 6/30/99         Ended
                                                  (Unaudited)         12/31/98
                                                  -----------         --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ......................      $    68,722       $   134,046
Net realized loss on investments
   and foreign currencies ..................         (217,302)         (246,532)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ......................        1,796,236        (2,161,591)
                                                  -----------       -----------
Net increase (decrease) in net assets
   resulting from operations ...............        1,647,656        (2,274,077)
                                                  -----------       -----------

DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income ......................         (127,668)          (19,005)
Net realized gain (loss) on investments ....             --            (139,368)
                                                  -----------       -----------
                                                     (127,668)         (158,373)
                                                  -----------       -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..................        2,579,815         2,966,309
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .....................          127,668           158,373
                                                  -----------       -----------
                                                    2,707,483         3,124,682
Cost of shares repurchased .................         (627,059)       (1,111,948)
                                                  -----------       -----------
Increase in net assets derived from capital
   share transactions ......................        2,080,424         2,012,734
                                                  -----------       -----------

NET INCREASE IN NET ASSETS .................        3,600,412          (419,716)
                                                  -----------       -----------

NET ASSETS:
Beginning of period ........................        5,356,068         5,775,784
                                                  -----------       -----------
End of period ..............................      $ 8,956,480       $ 5,356,068
                                                  ===========       ===========

                             See accompanying notes


                                                              Emerging Markets-3

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Financial Highlights


   Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Six Months             Year           5/1/97(2)
                                                            Ended 6/30/99           Ended             to
                                                             (Unaudited)(1)       12/31/98         12/31/97
                                                            ---------------       --------         --------
Net asset value, beginning of period ....................      $5.810              $8.880           $10.000

Income (loss) from investment operations:
Net investment income(3).................................       0.066               0.171             0.060
Net realized and unrealized gain (loss)
   on investments and foreign currencies ................       1.427              (2.991)           (1.180)
                                                               ------              ------            ------
Total from investment operations ........................       1.493              (2.820)           (1.120)
                                                               ------              ------            ------

Less dividends and distributions:
Dividends from net investment income ....................      (0.133)             (0.030)             none
Distributions from net realized gain on investments .....        none              (0.220)             none
                                                               ------              ------            ------
Total dividends and distributions .......................      (0.133)             (0.250)             none
                                                               ------              ------            ------

Net asset value, end of period ..........................      $7.170              $5.810            $8.880
                                                               ======              ======            ======

Total return ............................................      26.56%             (32.48%)          (11.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................      $8,956              $5,356            $5,776
Ratio of expenses to average net assets .................       1.49%               1.50%             1.50%
Ratio of expenses to average net assets
   prior to expense limitation ..........................       1.64%               1.67%             2.45%
Ratio of net investment income to average net assets ....       2.19%               2.34%             0.89%
Ratio of net investment income to average net
   assets prior to expense limitation ...................       2.04%               2.17%            (0.06%)
Portfolio turnover ......................................         19%                 38%               48%

----------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)Per share information was based on the average shares outstanding method.

                             See accompanying notes


                                                              Emerging Markets-4

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Emerging Markets Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series became aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Emerging Markets Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $73 for the period ended June 30, 1999. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $12 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. ("DIAL"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 1.25% on the average daily net assets of the Series.

DIAL has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 1.50% of average daily net assets of the Series through October 31, 1999.




                                                              Emerging Markets-5

Emerging Markets Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware Management Company ("DMC"), to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                Dividend disbursing             Other
     Investment                   transfer agent,              expenses
     management                   accounting fees              payable
   fee payable to                and other expenses             to DMC
        DIAL                       payable to DSC           and affiliates
   --------------               -------------------         --------------
       $8,324                           $280                     $722

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......................................   $1,713,589
   Sales ...........................................     $509,021

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                          Aggregate        Aggregate
          Cost of         unrealized       unrealized       Net unrealized
        investments      appreciation     depreciation       depreciation
        -----------      ------------     ------------       ------------
        $11,098,686        $526,512       ($1,911,821)       ($1,385,309)

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

          Year of
         expiration
            2006
         ----------
          $227,600

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                      Shares issued upon
                                                                reinvestment of distributions
                                                                      from net investment
                                                                    income and net realized           Shares          Net
                                                  Shares sold         gain on investments           repurchased     increase
                                                  -----------   -----------------------------       -----------     --------
   Period ended June 30, 1999 .................      402,650                 24,552                  (100,274)       326,928
   Year ended December 31, 1998 ...............      405,355                 20,252                  (153,929)       271,678

5. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.




                                                              Emerging Markets-6

Emerging Markets Series
Notes to Financial Statements (Continued)


The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency contracts outstanding at June 30, 1999.

6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.


                                                              Emerging Markets-7

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Emerging Markets Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                          Shares         Shares Voted
                                           Voted           Withheld
                                            For           Authority     Abstain
                                          -------        -------------  -------
   Jeffrey J. Nick .............          665,577           28,468          --
   Walter P. Babich ............          665,577           28,468          --
   John H. Durham ..............          665,577           28,468          --
   Anthony D. Knerr ............          665,577           28,468          --
   Ann R. Leven ................          665,577           28,468          --
   Thomas F. Madison ...........          665,577           28,468          --
   Charles E. Peck .............          665,577           28,468          --
   Wayne A. Stork ..............          665,577           28,468          --
   Jan L. Yeomans ..............          665,577           28,468          --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               595,145     47,419      51,480

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               618,298     40,741      35,005

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               619,456     40,393      34,196

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               620,051     38,987      35,005

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               415,856     42,842      35,347

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               615,407     43,631      35,005

3F. To adopt a new fundamental investment restriction concerning lending by the
   Fund.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               620,051     38,987      35,005

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               621,355     37,334      35,355

4. To approve a new investment management agreement with Delaware International Advisers Ltd.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               604,321     53,669      36,053

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               626,090     37,589      30,365

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               617,264     23,870      52,910

                                                              Emerging Markets-8

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK-94.92%
 Aerospace & Defense-0.66%
 Cordant Technologies ....................             15,000        $   677,812
                                                                      ----------
                                                                         677,812
                                                                      ----------
 Automobiles & Automotive Parts-7.93%
 Arvin Industries ........................             37,500          1,420,312
 Borg-Wagner Automotive ..................             41,408          2,277,440
 CLARCOR .................................             52,750          1,012,140
 Federal Signal ..........................             68,900          1,459,819
 Harsco ..................................             25,300            809,600
 Smith (A.O.) ............................             43,450          1,200,306
                                                                      ----------
                                                                       8,179,617
                                                                      ----------
 Banking, Finance & Insurance-14.71%
*Avis Rent-A-Car .........................             61,400          1,788,275
 Enhance Financial Services Group ........             66,200          1,307,450
 Everest Re Holdings .....................             32,400          1,057,050
*Farm Family Holdings ....................             29,300          1,001,694
*Financial Federal .......................             49,950          1,098,900
 Horace Mann Educators ...................             71,600          1,946,625
 Liberty Financial Companies .............             28,800            835,200
 North Fork Bancorporation ...............             83,650          1,782,790
 Peoples Heritage Financial Group ........            100,800          1,899,450
 Radian Group ............................             18,000            878,625
 Westamerica Bancorporation ..............             43,000          1,568,156
                                                                      ----------
                                                                      15,164,215
                                                                      ----------
 Buildings & Materials-4.16%
 D.R. Horton .............................             85,300          1,418,112
*Griffon .................................             81,800            639,062
*Jacobs Engineering Group ................             50,800          1,930,400
*Toll Brothers ...........................             14,200            304,413
                                                                      ----------
                                                                       4,291,987
                                                                      ----------
 Cable, Media & Publishing-1.22%
*World Color Press .......................             45,900          1,262,250
                                                                      ----------
                                                                       1,262,250
                                                                      ----------
 Chemicals-5.46%
 Crompton & Knowles ......................             43,900            858,794
 Hanna (M.A.) ............................             60,100            987,894
 OM Group ................................             31,300          1,079,850
*Scotts ..................................             56,700          2,700,337
                                                                      ----------
                                                                       5,626,875
                                                                      ----------
 Computers & Technology-4.12%
*Etec Systems ............................             33,200          1,099,750
*Metamor Worldwide .......................             17,200            412,800
*Metro Information Services ..............             26,800            443,875
*Synopsys ................................             41,500          2,288,984
                                                                      ----------
                                                                       4,245,409
                                                                      ----------
 Energy-6.97%
*BJ Services .............................             25,600            753,600
 Nicor ...................................             44,300          1,686,169
 NUI .....................................             26,900            669,138
*Ocean Energy ............................             77,600            746,900
*Oceaneering International ...............             71,100          1,146,487

----------
Top 10 stock holdings, representing 22.16% of net assets, are in bold.

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Energy (Continued)
*Santa Fe Snyder ...........................            81,400        $  620,675
 Valero Energy .............................            36,000           771,750
*Weatherford International .................            21,500           787,437
                                                                      ----------
                                                                       7,182,156
                                                                      ----------
 Food, Beverage & Tobacco-4.81%
 Corn Products .............................            45,400         1,381,862
*Suiza Foods ...............................            33,200         1,390,250
 Universal Foods ...........................           103,500         2,186,437
                                                                      ----------
                                                                       4,958,549
                                                                      ----------
 Healthcare & Pharmaceuticals-2.22%
*Trigon Healthcare .........................            62,900         2,287,988
                                                                      ----------
                                                                       2,287,988
                                                                      ----------
 Industrial Machinery-6.24%
 Columbus McKinnon .........................            37,900           900,125
 Hussmann International ....................            59,900           992,094
 IDEX ......................................            37,850         1,244,319
 Milacron ..................................            57,700         1,067,450
 Regal-Beloit ..............................            42,600         1,006,425
 Varian Medical Systems ....................            48,600         1,227,150
                                                                      ----------
                                                                       6,437,563
                                                                      ----------
 Metals & Mining-2.91%
*Bethlehem Steel ...........................            78,900           606,544
 LTV .......................................            93,400           624,613
*Mueller Industries ........................            33,300         1,130,119
 Watts Industries ..........................            33,100           635,106
                                                                      ----------
                                                                       2,996,382
                                                                      ----------
 Paper & Forest Products-2.46%
 Caraustar Industries ......................            32,600           802,775
 Chesapeake ................................            16,900           632,694
 Rayonier ..................................            22,200         1,105,837
                                                                      ----------
                                                                       2,541,306
                                                                      ----------
 Real Estate-9.26%
 Cabot Industrial Trust ....................            61,100         1,298,375
 Chateau Communities .......................            24,215           724,936
 Duke-Weeks Realty .........................            47,300         1,067,206
 Kilroy Realty .............................            35,900           872,819
 MeriStar Hospitality ......................            46,345         1,039,866
 New Plan Excel Realty Trust ...............            45,480           818,640
 Pan Pacific Retail Properties .............            56,700         1,102,106
 Prentiss Properties Trust .................            53,000         1,245,500
 Reckson Associates Realty .................            58,800         1,381,800
                                                                      ----------
                                                                       9,551,248
                                                                      ----------
 Retail-7.70%
*BJ's Wholesale Club .......................            80,800         2,429,050
 Casey's General Stores ....................            78,700         1,178,041
 Pier 1 Imports ............................           129,300         1,454,625
*Zale ......................................            72,000         2,880,000
                                                                      ----------
                                                                       7,941,716
                                                                      ----------
 Telecommunications-0.70%
*Brightpoint ...............................           119,400           727,594
                                                                      ----------
                                                                         727,594
                                                                      ----------


                                                               Small Cap Value-1

Small Cap Value Series
Statement of Net Assets (Continued)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Textiles, Apparel & Furniture-6.63%
*Furniture Brands International ..........             56,900         $1,586,088
 HON Industries ..........................             65,900          1,923,456
 Kellwood ................................             54,000          1,464,750
 Springs Industries-Class A ..............             19,300            841,963
 Wolverine World Wide ....................             72,600          1,016,400
                                                                      ----------
                                                                       6,832,657
                                                                      ----------
 Transportation & Shipping-4.18%
 Alexander & Baldwin .....................             34,600            767,688
*Mesaba Holdings .........................             61,500            782,203
*M.S. Carriers ...........................             41,400          1,227,769
 USFreightways ...........................             33,200          1,528,238
                                                                      ----------
                                                                       4,305,898
                                                                      ----------
 Utilities-1.50%
 California Water Service Group ..........             23,800            621,775
 Sierra Pacific Resources ................             25,300            920,288
                                                                      ----------
                                                                       1,542,063
                                                                      ----------
 Miscellaneous-1.08%
*Modis Professional Services .............             81,300          1,117,875
                                                                      ----------
                                                                       1,117,875
                                                                      ----------
 Total Common Stock
  (cost $88,304,985) .....................                            97,871,160
                                                                      ----------

                                                     Principal         Market
                                                       Amount           Value
REPURCHASE AGREEMENTS-5.00%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $894,000
   U.S. Treasury Notes 6.375% due 2/15/01,
   market value $907,710 and $447,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $459,454 and $383,000
   U.S. Treasury Notes 6.125% due 12/31/01
   market value $385,764) .........................    $1,710,000     $1,710,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $494,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $512,290
   and $447,000 U.S. Treasury Notes
   6.25% due 8/31/02, market value
   $460,863 and $309,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market value
   $309,282 and $447,000 U.S Treasury
   Notes 5.50% due 1/31/03,
   market value $451,520) .........................     1,699,000      1,699,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $422,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $436,826
   and $447,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $448,981 and $894,000 U.S. Treasury
   Notes 5.75% due 11/30/02,
   market value $894,421) .........................     1,743,000      1,743,000
                                                                      ----------
Total Repurchase Agreements
   (cost $5,152,000) ..............................                    5,152,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-99.92% (cost $93,456,985) ..........................     $103,023,160

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.08% ...............................           78,678
                                                                                          ------------

NET ASSETS APPLICABLE TO 6,160,046 SHARES ($0.01, PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $16.74 PER SHARE-100.00% ...........................................     $103,101,838
                                                                                          ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common Stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
   50,000,000 shares allocated to the Series ........................................     $ 92,856,763
Undistributed net investment income .................................................          502,333
Accumulated net realized gain on investments ........................................          176,567
Net unrealized appreciation of investments ..........................................        9,566,175
                                                                                          ------------
Total net assets ....................................................................     $103,101,838
                                                                                          ============

----------
*Non-income producing security for the period ended June 30, 1999.

                             See accompanying notes

                                                               Small Cap Value-2

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statement of Operations
For the Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends ...............................................           $   789,441
Interest ................................................               128,207
                                                                    -----------
                                                                        917,648
                                                                    -----------
EXPENSES:
Management fees .........................................               366,243
Accounting and administration ...........................                19,056
Professional fees .......................................                 6,050
Reports and statements to shareholders ..................                 3,750
Registration fees .......................................                 2,750
Custodian fees ..........................................                 2,591
Taxes (other than taxes on income) ......................                 1,980
Dividend disbursing and transfer agent
   fees and expenses ....................................                 1,400
Directors' fees .........................................                 1,313
Other ...................................................                 7,668
                                                                    -----------
                                                                        412,801
Less expenses paid indirectly ...........................                (1,124)
                                                                    -----------
Total expenses ..........................................               411,677
                                                                    -----------

NET INVESTMENT INCOME ...................................               505,971
                                                                    -----------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on investments ........................             1,511,718
Net change in unrealized appreciation /
   depreciation of investments ..........................             1,301,135
                                                                    -----------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ..................................             2,812,853
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................           $ 3,318,824
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statements of Changes in Net Assets

                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                                -----------           --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ....................     $     505,971      $   1,245,041
Net realized gain (loss) on investments ..         1,511,718           (827,096)
Net change in unrealized appreciation /
   depreciation of investments ...........         1,301,135         (5,586,278)
                                               -------------      -------------
Net increase (decrease) in net assets
   resulting from operations .............         3,318,824         (5,168,333)
                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................        (1,227,218)          (638,385)
Net realized gain on investments .........          (503,474)        (2,340,745)
                                               -------------      -------------
                                                  (1,730,692)        (2,979,130)
                                               -------------      -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ................         8,489,139         34,478,733
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments ...................         1,730,692          2,979,130
                                               -------------      -------------
                                                  10,219,831         37,457,863
Cost of shares repurchased ...............       (12,695,549)        (9,392,119)
                                               -------------      -------------
Increase (Decrease) in net assets derived
   from capital share transactions .......        (2,475,718)        28,065,744
                                               -------------      -------------

NET INCREASE (DECREASE)
   IN NET ASSETS .........................          (887,586)        19,918,281
                                               -------------      -------------

NET ASSETS:
Beginning of period ......................       103,989,424         84,071,143
                                               -------------      -------------
End of period ............................     $ 103,101,838      $ 103,989,424
                                               =============      =============

                             See accompanying notes


                                                               Small Cap Value-3

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                          Year Ended December 31,
                                                           (Unaudited)(1)    1998       1997         1996        1995         1994
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ......................   $16.450      $17.920     $14.500     $12.470      $10.290     $10.210

Income (loss) from investment operations:
Net investment income .....................................     0.083        0.196       0.122       0.112        0.192       0.148
Net realized and unrealized gain (loss) on investments ....     0.482       (1.036)      4.338       2.548        2.208      (0.068)
                                                              -------      -------     -------     -------      -------     -------
Total from investment operations ..........................     0.565       (0.840)      4.460       2.660        2.400       0.080
                                                              -------      -------     -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.195)      (0.135)     (0.110)     (0.180)      (0.150)       none
Distributions from net realized gain on investments .......    (0.080)      (0.495)     (0.930)     (0.450)      (0.070)       none
                                                              -------      -------     -------     -------      -------     -------
Total dividends and distributions .........................    (0.275)      (0.630)     (1.040)     (0.630)      (0.220)       none
                                                              -------      -------     -------     -------      -------     -------

Net asset value, end of period ............................   $16.740      $16.450     $17.920     $14.500      $12.470     $10.290
                                                              =======      =======     =======     =======      =======     =======

Total return ..............................................     3.69%       (4.79%)     32.91%      22.55%       23.85%       0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................  $103,101     $103,989     $84,071     $23,683      $11,929      $6,291
Ratio of expenses to average net assets ...................     0.85%        0.83%       0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     0.85%        0.85%       0.90%       0.99%        0.96%       1.41%
Ratio of net investment income to average net assets ......     1.04%        1.32%       1.24%       1.28%        2.13%       2.62%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................     1.04%        1.30%       1.14%       1.09%        1.97%       2.01%
Portfolio turnover ........................................       49%          45%         41%         84%          71%         26%

----------
(1)Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


                                                               Small Cap Value-4

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Small Cap Value Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Small Cap Value Series will make payments from net investment income and net realized gain on investments, if any, once a year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,124 for the period ended June 30, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $0 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% on first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                               Small Cap Value-5

Small Cap Value Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                         Dividend disbursing
                   Investment              transfer agent,
                   management              accounting fees
                fee payable to           and other expenses
                      DMC                  payable to DSC
                --------------           ------------------
                    $72,985                     $3,408

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......................................  $22,723,729
   Sales ...........................................  $25,784,150

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate        Aggregate
       Cost of        unrealized       unrealized       Net unrealized
     investments     appreciation     depreciation       appreciation
     -----------     ------------     ------------       ------------
     $93,456,985      $13,255,356     ($3,659,169)        $9,566,175

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

       Year of
     expiration
        2006
     ----------
     $807,647

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                           Shares issued upon
                                                                      reinvestment of distributions
                                                                           from net investment
                                                                         income and net realized           Shares         Net
                                                       Shares sold         gain on investments          repurchased     decrease
                                                       -----------    -----------------------------     -----------     --------
   Period ended June 30, 1999 ......................      543,769                118,948                 (822,801)      (160,084)
   Year ended December 31, 1998 ....................    2,030,407                175,656                 (578,317)     1,627,746

                                                               Small Cap Value-6

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Small Cap Value Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                          Shares          Shares Voted
                                           Voted            Withheld
                                            For            Authority     Abstain
                                         ---------         ---------     -------
   Jeffrey J. Nick ..............        6,181,225          121,968        --
   Walter P. Babich .............        6,179,529          123,665        --
   John H. Durham ...............        6,182,255          120,939        --
   Anthony D. Knerr .............        6,177,651          125,543        --
   Ann R. Leven .................        6,182,982          120,212        --
   Thomas F. Madison ............        6,183,345          119,848        --
   Charles E. Peck ..............        6,179,468          123,725        --
   Wayne A. Stork ...............        6,183,224          119,969        --
   Jan L. Yeomans ...............        6,183,345          119,848        --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,631,339    219,037     452,818

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3B. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,752,263    123,526     427,405

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,715,545    157,917     429,731

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,803    148,969     400,421

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,716,972    179,717     406,505

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,711,415    186,303     405,475

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,712,705    189,132     401,356

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,721,522    175,476     406,196

4. To approve a new investment management agreement with Delaware Management Company.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,541    132,979     416,674

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,887,197     63,700     352,296

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,750,960    120,330     431,904

                                                               Small Cap Value-7

Delaware Group Premium Fund, Inc.-Trend Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                        Number of     Market
                                                         Shares       Value
   COMMON STOCK-94.88%
   Banking, Finance & Insurance-6.74%
   Ambac Financial Group ............................      88,700  $5,066,988
  *Annuity And Life .................................      11,400     256,144
   Commerce One .....................................       1,600      33,600
  *Corporate Executive Board ........................      15,500     551,703
   Doral Financial ..................................     108,300   1,864,791
   Freedom Securities ...............................      21,800     373,325
  *Metris ...........................................      99,000   4,034,250
   Webster Financial ................................      97,000   2,637,188
                                                                   ----------
                                                                   14,817,989
                                                                   ----------
   Buildings & Materials-0.70%
 *+Comfort Systems USA ..............................      44,900     808,200
  *National Equipment Services ......................      61,400     736,800
                                                                   ----------
                                                                    1,545,000
                                                                   ----------
   Business Services-2.44%
 *+Profit Recovery Group ............................     113,700   5,375,878
                                                                   ----------
                                                                    5,375,878
                                                                   ----------
   Cable, Media & Publishing-10.55%
 *+Chancellor Media Class A .........................      79,900   4,401,991
  *Consolidated Graphics ............................     116,100   5,805,000
 *+Emmis Broadcasting ...............................      34,500   1,698,047
 *+Metro Networks ...................................      30,700   1,636,694
  *Radio One ........................................      33,900   1,572,113
   TCA Cable TV .....................................      48,000   2,661,000
 *+USA Networks .....................................     135,304   5,424,845
                                                                   ----------
                                                                   23,199,690
                                                                   ----------
   Chemicals-2.56%
  *Mettler-Toledo International .....................     227,300   5,639,881
                                                                   ----------
                                                                    5,639,881
                                                                   ----------
   Computers & Technology-14.10%
 *+Bindview Development .............................     103,700   2,459,634
  *Cisco Systems ....................................      85,599   5,513,116
  *Clarify ..........................................      27,900   1,151,747
  *Exchange Applications ............................      77,600   3,164,625
   Henry (Jack) & Associates ........................      99,700   3,900,763
  *Legato Systems ...................................      38,300   2,213,022
  *Neon Systems .....................................      13,300     442,225
  *New Era of Networks ..............................      23,100   1,014,234
 *+Onyx Software ....................................      37,900     817,219
  *Persistence Software .............................       9,700     132,769
  *Softworks ........................................      93,100   1,027,009
  *SunGard Data Systems .............................      62,300   2,149,350
  *Veritas Software .................................      73,675   6,996,823
                                                                   ----------
                                                                   30,982,536
                                                                   ----------
   Consumer Products-5.53%
   G&K Services .....................................      33,800   1,769,219
  *Gemstar International Group
   Limited ..........................................     159,200  10,397,750
                                                                   ----------
                                                                   12,166,969
                                                                   ----------
   Electronics & Electrical Equipment-11.94%
  *Applied Micro Circuits ...........................     121,800  10,117,013
 *+HI/FN ............................................      20,500   1,554,797
 *+Micrel ...........................................     102,100   7,568,163
  *PMC - Sierra .....................................      59,100   3,485,053
  *Teradyne .........................................      49,300   3,537,275
                                                                   ----------
                                                                   26,262,301
                                                                   ----------

                                                        Number of     Market
                                                         Shares       Value
   COMMON STOCK (Continued)
   Environmental Services-1.60%
 *+Waste Connections ................................     115,500 $ 3,522,750
                                                                  -----------
                                                                    3,522,750
                                                                  -----------
   Food, Beverage & Tobacco-1.85%
  *Cheesecake Factory ...............................     118,900   3,619,019
  *Packaged Ice .....................................      74,600     445,269
                                                                  -----------
                                                                    4,064,288
                                                                  -----------
   Healthcare & Pharmaceuticals-4.65%
  *Brookdale Living Communities .....................     165,900   2,472,947
 *+Pharmacopeia .....................................      38,600     427,013
  *QLT Phototheraputics .............................      17,000     933,406
  *Renal Care Group .................................      35,475     916,807
  *Trigon Healthcare ................................      57,600   2,095,200
 *+United Therapeutics ..............................      50,700     602,063
  *Wesley Jessen VisionCare .........................      32,500   1,045,078
  *Women First Healthcare ...........................      38,200     510,925
  *Xomed Surgical Products ..........................      25,400   1,230,313
                                                                  -----------
                                                                   10,233,752
                                                                  -----------
   Industrial Machinery-0.06%
  *Spinnaker Industries Common ......................       5,800      77,575
  *Spinnaker Industries Class A .....................       4,500      57,938
                                                                  -----------
                                                                      135,513
                                                                  -----------
   Leisure, Lodging & Entertainment-6.28%
  *CEC Entertainment ................................     109,300   4,617,925
  *Dave & Buster's ..................................      81,900   2,375,100
 *+Extended Stay America ............................     135,900   1,630,800
   Ruby Tuesday .....................................      48,900     929,100
  *Sonic Corp. ......................................     131,850   4,268,644
                                                                  -----------
                                                                   13,821,569
                                                                  -----------
   Retail-17.84%
 *+American Eagle Outfitters ........................      92,600   4,216,194
  *Cost Plus ........................................     142,350   6,468,028
  *Dollar Tree Stores ...............................     111,100   4,884,928
 *+Duane Reade ......................................     111,800   3,423,875
  *Hibbett Sporting Goods ...........................      20,600     459,638
  *Linens 'n Things .................................     106,000   4,637,500
 *+O'Reilly Automotive ..............................      58,400   2,938,250
  *Schultz Sav-O Stores .............................      30,000     483,750
  *Staples ..........................................     205,512   6,351,605
   Talbots ..........................................      34,500   1,315,313
 *+Tweeter Home Entertainment Group .................      57,700   2,253,906
  *West Marine ......................................      67,600     986,538
 *+Zany Brainy ......................................      81,600     787,950
                                                                  -----------
                                                                   39,207,475
                                                                  -----------
   Telecommunications-7.51%
  *Concord Communications ...........................      66,000   2,945,250
  *Network Appliance ................................      96,600   5,400,544
 *+Nextlink Communications Class A ..................      70,100   5,211,497
 *+Pinnacle Holdings ................................     121,000   2,956,938
                                                                  -----------
                                                                   16,514,229
                                                                  -----------
   Transportation & Shipping-0.53%
 *+Forward Air Corp .................................      41,300   1,160,272
                                                                  -----------
                                                                    1,160,272
                                                                  -----------
   Total Common Stock
     (cost $142,007,381)                                          208,650,092
 ....................................................             -----------

-------------------
Top 10 stock holdings, representing 32.0% of net assets, are printed in bold.


                                                                         Trend-1

Trend Series
Statement of Net Assets (Continued)

                                                       Principal     Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-9.91%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $3,783,000 U.S. Treasury Notes 5.375%
   due 2/15/01, market value $3,840,205
   and $1,891,000 U.S. Treasury Notes
   4.65% due 9/30/01, market value
   $1,943,791 and $1,621,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $1,632,032) .......................    $7,233,000  $7,233,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $2,089,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $2,167,320
   and $1,891,000 U. S. Treasury Notes
   6.25% due 8/31/02, market value
   $1,949,750 and $1,308,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $1,308,464 and $1,891,000
   U.S. Treasury Notes 5.50% due 1/31/03,
   market value $1,910,223) .......................     7,188,000   7,188,000

                                                       Principal     Market
                                                         Amount       Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $1,785,000 U.S. Treasury Bills 7.125%
   due 2/29/00, market value $1,848,058
   and $1,891,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $1,899,481 and $3,783,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $3,783,983) ......................     $7,376,000 $ 7,376,000
                                                                  -----------
Total Repurchase Agreements
   (cost $21,797,000) ............................                $21,797,000
                                                                  -----------


TOTAL MARKET VALUE OF SECURITIES-104.79% (cost $163,804,381) ..  $230,447,092

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.79%) .......   (10,539,519)
                                                                 ------------
NET ASSETS APPLICABLE TO 9,202,887 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $23.90 PER SHARE-100.00% ........  $219,907,573
                                                                 ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series ....................................  $142,779,608
Distributions in excess of net investment income ..............      (241,868)
Accumulated net realized gain on investments ..................    10,727,122
Net unrealized appreciation of investments ....................    66,642,711
                                                                 ------------
Total net assets ..............................................  $219,907,573
                                                                 ============

-------------------
* Non-income producing security for the period ending June 30, 1999. + Security is partially or fully on loan.

                             See accompanying notes

                                                                         Trend-2

Delaware Group Premium Fund, Inc.-
Trend Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Interest ...........................................     $368,265
Dividends ..........................................      135,567
                                                      -----------
                                                          503,832
                                                      -----------

EXPENSES:
Management fees ....................................      672,599
Accounting and administration ......................       44,556
Professional fees ..................................        9,280
Reports and statements to shareholders .............        8,380
Taxes (other than taxes on income) .................        3,429
Registration fees ..................................        2,750
Dividend disbursing and transfer agent fees
   and expenses ....................................        2,370
Custodian fees .....................................        2,000
Directors' fees ....................................        1,732
Other ..............................................        6,057
                                                      -----------
                                                          753,153
Less expenses absorbed or waived ...................       (9,991)
Less expenses paid indirectly ......................        2,064
                                                      -----------
Total expenses .....................................      741,098
                                                      -----------

NET INVESTMENT LOSS ................................     (237,266)
                                                      -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...................   12,079,481
Net change in unrealized appreciation /
   depreciation of investments .....................   25,421,620
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..................................   37,501,101
                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................  $37,263,835
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Trend Series
Statements of Changes in Net Assets

                                                        Period          Year
                                                     Ended 6/30/99     Ended
                                                      (Unaudited)     12/31/98
                                                     -------------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income (loss) ...................   $   (237,266)   $    42,700
Net realized gain (loss) on investments ........     12,079,481     (1,048,182)
Net change in unrealized appreciation /
   depreciation of investments .................     25,421,620     23,501,658
                                                   ------------   ------------
Net increase in net assets resulting
   from operations .............................     37,263,835     22,496,176
                                                   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..........................        (17,149)      (135,410)
Net realized gain on investments ...............             --     (2,315,513)
                                                   ------------   ------------
                                                        (17,149)    (2,450,923)
                                                   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ......................     69,259,240    113,799,362
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .........................         17,149      2,450,923
                                                   ------------   ------------
                                                     69,276,389    116,250,285

Cost of shares repurchased .....................    (54,866,712)   (86,320,418)
                                                   ------------   ------------
Increase in net assets derived from capital
   share transactions ..........................     14,409,677     29,929,867
                                                   ------------   ------------
NET INCREASE IN NET ASSETS .....................     51,656,363     49,975,120
                                                   ------------   ------------
NET ASSETS:
Beginning of period ............................    168,251,210    118,276,090
                                                   ------------   ------------
End of period ..................................   $219,907,573   $168,251,210
                                                   ============   ============

                             See accompanying notes


                                                                         Trend-3

Delaware Group Premium Fund, Inc.-Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                        Ended 6/30/99(1)                     Year Ended December 31,
                                                          (Unaudited)      1998         1997        1996         1995        1994
                                                       -----------------------------------------------------------------------------
Net asset value, beginning of period .....................    $19.760     $17.380      $14.560     $14.020      $10.160     $10.200

Income (loss) from investment operations:
Net investment income ....................................     (0.023)      0.006        0.019       0.050        0.098       0.079
Net realized and unrealized gain (loss) on investments ...      4.165       2.736        3.031       1.380        3.852      (0.119)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................      4.142       2.742        3.050       1.430        3.950      (0.040)
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income .....................     (0.002)     (0.020)      (0.050)     (0.090)      (0.090)       none
Distributions from net realized gain on investments ......       none      (0.342)      (0.180)     (0.800)        none        none
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (0.002)     (0.362)      (0.230)     (0.890)      (0.090)       none
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ...........................    $23.900     $19.760      $17.380     $14.560      $14.020     $10.160
                                                              =======     =======      =======     =======      =======     =======

Total return .............................................     20.97%      16.04%       21.37%      11.00%       39.21%      (0.39%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $219,907    $168,251     $118,276     $56,423      $20,510      $7,087
Ratio of expenses to average net assets ..................      0.83%       0.81%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly .......................................      0.84%       0.85%        0.88%       0.92%        0.96%       1.47%
Ratio of net investment income to average net assets .....     (0.27%)      0.03%        0.16%       0.56%        1.03%       1.63%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly .......................................     (0.28%)     (0.01%)       0.08%       0.44%        0.87%       0.96%
Portfolio turnover .......................................       104%        121%         125%        112%          76%         59%

-------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


                                                                         Trend-4

Delaware Group Premium Fund, Inc.-Trend Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Trend Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Trend Series will make payments from net income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $2,064 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.



                                                                        Trend-5

Trend Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing                   Other
   Investment                 transfer agent,                   expenses
   management                 accounting fees                    payable
 fee payable to             and other expenses                   to DMC
      DMC                     payable to DSC                and affiliates
 --------------             -------------------             --------------
    $125,342                      $ 7,414                       $16,743

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................     $98,899,222
   Sales ........................................     $87,552,860

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate           Aggregate
   Cost of              unrealized          unrealized        Net unrealized
 investments           appreciation        depreciation        appreciation
------------           ------------        ------------       --------------
$163,804,381           $67,695,609         ($1,052,898)         $66,642,711

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

    Year of
   expiration
     2006
  -----------
   $916,288

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Shares issued upon
                                                           reinvestment of
                                                        distributions from net
                                                          investment income
                                                         and net realized gain       Shares               Net
                                          Shares sold        on investments       repurchased          increase
                                          -----------   ----------------------    -----------         ---------
Period ended June 30, 1999 ............     3,334,682                895          (2,649,504)           686,073
Year ended December 31, 1998 ..........     6,458,076            147,114          (4,891,718)         1,713,472

5. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

    Market value
    of securities                                     Market value
      on loan                                         of collateral
    -------------                                     -------------
     $33,649,483                                       $34,032,450

Net income from securities lending activities for the period ended June 30, 1999 was $44,504 and is included in interest income on the statement of operations.


                                                                         Trend-6

Delaware Group Premium Fund Inc.-Trend Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Trend Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares    Shares Voted
                                         Voted      Withheld
                                          For      Authority         Abstain
                                      ----------  ------------       -------
   Jeffrey J. Nick .................   8,228,270     207,630            -
   Walter P. Babich ................   8,227,819     208,081            -
   John H. Durham ..................   8,242,542     193,369            -
   Anthony D. Knerr ................   8,240,765     195,135            -
   Ann R. Leven ....................   8,215,497     220,403            -
   Thomas F. Madison ...............   8,241,934     193,966            -
   Charles E. Peck .................   8,227,353     208,547            -
   Wayne A. Stork ..................   8,239,149     196,751            -
   Jan L. Yeomans ..................   8,208,494     227,406            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,464,471      439,478        531,951

2. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,645,408      287,628        502,864

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,613,455      308,112        523,333

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,636,398      243,008        556,495

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,641,021      304,236        490,642

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,620,227      305,744        509,929

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,648,984      292,128        494,788

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,518,084      394,994        522,823

4. To approve a new investment management agreement with Delaware Management Company.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,631,543      331,007        473,350

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,914,842      108,714        412,343

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,565,860      321,435        548,605

                                                                         Trend-7